Subsequent events	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Subsequent events [Text Block]

NOTE 9 – Subsequent events

In November and December  2015, $60,900 of the December 2014 Note was converted into 44,126,582 shares of the Company’s common stock.In November 2015, the Company issued 10,790,297 shares of common stock for proceeds of $20,925 to Tangiers Investment Group, LLC under the Investment Agreement.

In January 2016 $23,100 of principal and interest of the December 2014 Note was converted into 13,894,737 shares of  the Company’s common stock.

On November 2, 2015, we entered into a promissory note (the “November 2015 Note”) for a principal sum of up to $500,000. The consideration is up to $450,000, which would produce an original issue discount of $50,000 if all the consideration is received. The lender paid $50,000 upon closing pursuant to the terms of the November 2015 Note. The maturity date is two years from the effective date of each payment, as well as any unpaid interest and other fees. The November 2015 Note may be convertible into shares of common stock of our company at any time at a conversion price of 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the November 2015 Note at any time on or before 90 days from the effective date of the November 2015 with an interest rate of 0%, after which we may not make any further payments on the November 2015 Note prior to the maturity date without written approval from the lender. If we elect not to repay the November 2015 Note on or before 90 days from the effective date of the November 2015, a one-time interest charge of 12% will be applied to the principal sum.

The Company filed a Form S-1 on November 4, 2015, and a Form S-1, Amendment No. 1 on November 25, 2015, to register an additional 350,000,000 shares under the Investment Agreement, and is subject to approval by the Securities and Exchange Commission.

On December 4, 2015, the Company issued 1,655,629 units to an investor for proceeds of $5,000. Each unit consists of one share of the Company’s common stock and one warrant to purchase one share each of the Company’s common stock. The warrants have an exercise price of $0.00423 and have a three year term (see note 5).

On December 29, 2015, the Company entered into a convertible promissory note (the “December 2015 Note”) for a principal sum of $50,000, due on demand by the lender at any time on or after September 29, 2016, with interest at 12% per annum. The lender paid $49,000 upon closing of the December 2015 Note. The December 2015 Note may be convertible into shares of the common stock of our company at any time at a conversion price of the lower of: (i) a 45% discount to the second lowest trading price during the previous ten trading days to the date of a conversion notice; or (ii) a 45% discount to the second lowest trading price during the previous ten trading days before the date the December 2015 Note was executed December 29, 2015.

NOTE 17– Subsequent events

Between February and April 2015, $125,000 of the December 2014 Note was converted into 29,248,823 shares of the Company’s common stock.

Between February and April 2015, $105,734 of the August 2013 Note was converted into 30,800,000 shares of the Company’s common stock.

In March and April 2015, $160,833 of the August 2014 Note was converted into 56,676,739 shares of the Company’s common stock.

In April 2015, $52,320 of the October 2014 Note was converted into 26,000,000 shares of the Company’s common stock.